Long-Term Debt, net - Schedule of Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Feb. 11, 2021
Long-Term Debt, net
Total long-term debt	$ 424,266,000	$ 438,016,000
Less: Deferred finance costs, net	(7,202,000)	(8,076,000)
Less: Current portion	(27,500,000)	(27,500,000)
Total long-term debt net of current portion and deferred finance cost	389,564,000	402,440,000
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	110,000,000	120,000,000
Credit facility	130
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt	51,500,000	55,250,000
Credit facility	55,250,000	55,250,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500,000	382,500,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	262,766,000	262,766,000	$ 300,000,000.0
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility	55,250,000	$ 815,000,000
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility	130,000,000
BNP Paribas/Credit Agricole $130 mil. Facility | Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	$ 382,500,000